Liquidity risk	12 Months Ended
Dec. 31, 2018
Liquidity Risk
6. Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources to meet its obligations as they fall due, or will have to do so at an excessive cost. This risk arises from mismatches in the timing of cash flows which is inherent in lending operations and can be affected by a range of Group-specific and market-wide events.

Liquidity risk management

The Group established a comprehensive policy and control framework for managing liquidity risk. The Group’s treasury department is responsible for managing the Group’s liquidity risk via monitoring borrowing and managing relationship with several securities exchanges. The Group’s treasury department executes the Group’s liquidity and funding strategy in co-operation with lending department of the Group.

According to relevant laws and regulations, the funds obtained by a microfinance company from banking financial institutions may not exceed 50% of its net capital. As of December 31, 2018, the Group does not have funds obtained from banking financial institutions.